LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating lease right-of-use assets, gross	¥ 5,274,000	¥ 5,391,315
Less: Impairment losses	(80,592)	(80,592)
Operating lease right-of-use assets	5,193,408	5,310,723
Operating lease liabilities, current	117,345	132,811
Operating lease liabilities, non-current	¥ 1,279,726	¥ 1,344,264